Income Taxes (Schedule Of Unused Tax Loss Carry Forwards) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	$ 3,368.5
One Year [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	5.0
Three Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	41.0
Four Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	84.4
Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	19.8
More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	3,218.3
Ireland [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	2,615.5
Ireland [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	2,615.5
U.S. State [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	222.6
U.S. State [Member] | Three Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	41.0
U.S. State [Member] | Four Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	83.3
U.S. State [Member] | Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	18.9
U.S. State [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	79.4
U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	523.4
U.S. Federal [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	523.4
Rest Of world [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	7.0
Rest Of world [Member] | One Year [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	5.0
Rest Of world [Member] | Four Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	1.1
Rest Of world [Member] | Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	$ 0.9